Other Post-Employment Benefits - Summary of Continuities of the Defined Benefit Plan Assets and Obligations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Other Post Employment Benefits [Member]
Statement [Line Items]
Fair value of plan assets at beginning of year	$ 0.0
Employer contributions	10.4	$ 10.8
Fair value of plan assets at end of the year,	0.0	0.0
Defined benefit obligation at the beginning of the year	222.9	239.8
Current service cost	3.0	3.0
Interest cost	10.7	9.9
Past service cost	0.0	3.8
Actuarial losses (gains) arising from financial assumptions	5.5	(20.7)
Actuarial gains from experience adjustments	(2.2)	(2.1)
Benefits paid	(10.4)	(10.8)
Defined benefit obligation at end of the year,	229.5	222.9
Postemployment benefit plan assets [Member]
Statement [Line Items]
Fair value of plan assets at beginning of year	0.0	0.0
Employer contributions	10.4	10.8
Benefits paid	10.4	(10.8)
Fair value of plan assets at end of the year,	$ 0.0	$ 0.0